Proskauer Rose LLP Eleven Times Square New York, NY 10036-8299

February 21, 2020

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention: Deborah O'Neal-Johnson

Re: Lazard Retirement Series, Inc.

Post-Effective Amendment No. 83 to Registration Statement on Form N-1A

(Registration Nos.: 811-08071; 333-22309)

Ladies and Gentlemen:

On behalf of the above-referenced fund (the "Fund"), transmitted for filing pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the "1933 Act"), is Post-Effective Amendment No. 83 (the "Amendment") to the Fund's Registration Statement on Form N-1A (the "Registration Statement"). The Amendment is being filed in order to add additional strategy and risk disclosure to certain series of the Fund ("Portfolios") noting that implementation of such Portfolio's investment strategy may, during certain periods, result in the investment of a significant portion of the Portfolio's assets in a particular market sector or country. In accordance with ADI 2018-04, we will email you versions of the prospectus and statement of additional information included in the Amendment that are marked to show changes from the currently-effective versions thereof.

Other than the changes described above and updating information in connection with the Fund's annual Registration Statement update, the prospectus and statement of additional information are substantially identical to those filed by the Fund and other funds in the Lazard Funds complex that have been reviewed numerous times by the Staff. Accordingly, we request limited review of the Amendment.

The Fund intends to file a subsequent amendment to the Registration Statement pursuant to Rule 485(b) under the 1933 Act prior to the effective date of the Amendment in order to file certain exhibits and to respond to any comments of the Staff on the Amendment.

Please telephone the undersigned at 212.969.3722, or Lisa Goldstein of this office at 212.969.3381, if you have any questions.

Very truly yours,

/s/ Robert Spiro

Robert Spiro

cc: Lisa Goldstein

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